Tradr 2X Long CELH Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$2,993,176
TOTAL NET ASSETS — 100.0%	$2,993,176

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Celsius Holdings, Inc.	Receive	6.15% (OBFR01* + 250bps)	At Maturity	11/11/2026	$64,619	$-	$7,452
Marex	Celsius Holdings, Inc.	Receive	6.65% (OBFR01* + 300bps)	At Maturity	11/8/2028	5,306,066	-	548,643
TOTAL EQUITY SWAP CONTRACTS								$556,095

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.